Reverse Acquisition (Details) - USD ($)		1 Months Ended
		Sep. 18, 2015	Jun. 30, 2016
Business Combination [Line Items]
Total purchase price		$ 20,339,140
Options		2,516,690
Warrants		1,782,246	1,782,246
Fair value of Celsus share options [Member]
Business Combination [Line Items]
Total purchase price		$ 277,461
Fair value of Celsus Ordinary Shares outstanding [Member]
Business Combination [Line Items]
Total purchase price	[1]	20,034,625
Fair value of Celsus warrants [Member]
Business Combination [Line Items]
Total purchase price		$ 27,054

[1]	computed by multiplying 55,636,283 Ordinary Shares of Celsus at Acquisition by the closing price on September 18, 2015, of $0.3601.